BRADFORD RODGERS
Senior Counsel
Writer's Direct Number: (205) 268-1113
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

October 18, 2021

Via EDGAR and E-Mail

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:
Protective Life Insurance Company
Protective Variable Annuity Separate Account, File No. 811-8108
Protective Investors Benefit Advisory Variable Annuity, No. 333-237747
Post-Effective Amendment No. 2 to Registration Statement on Form N-4
Commissioners:
On behalf of Protective Life Insurance Company ("the Company") and Protective Variable Annuity Separate Account (the "Account"), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 2 to the Account's Registration Statement on Form N-4 for certain variable annuity contracts (“Protective Investors Benefit Advisory Variable Annuity”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act primarily for the purpose of including in the Registration Statement revisions reflected in the Prospectus, Statement of Additional Information and Part C pursuant to the requirements of amended Form N-4.

If you have any questions, or require any additional information, please contact me at (205) 268-1113. You may also contact Tom Bisset with Eversheds Sutherland (US) LLP at (202) 383-0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Bradford Rodgers. Esq.

Bradford Rodgers, Esq.

Cc:

Tom Bisset, Esq.
Eversheds Sutherland (US) LLP